Commitment and Contingencies	6 Months Ended
Jun. 30, 2025
Commitment and Contingencies [Abstract]
COMMITMENT AND CONTINGENCIES

12. COMMITMENT AND CONTINGENCIES

Contingencies

From time to time, we may become involved in claims, investigations and proceedings in the ordinary course of business. As of the date that the consolidated financial statements are issued, the Group reviews its regulatory inquiries and other legal proceedings on an ongoing basis, evaluates whether potential regulatory fines or losses from proceedings are probable and make estimates of the loss if probable. As of June 30, 2025, the Group believes that none of these matters, individually or in combination had a material effect on its business, assets or operations and there was no accrual for such matters.